Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade accounts receivables
Total trade accounts receivables	$ 2,463	$ 2,820
Total contract assets	(0)	(0)
Contract liabilities - current	105	128
Contract liabilities - noncurrent	8	57
Total contract liabilities	113	185
Deferred revenue
Total deferred revenue	197	192
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	209	290
IoT
Trade accounts receivables
Total trade accounts receivables	2,269	2,655
mPKI
Trade accounts receivables
Total trade accounts receivables	194	165
Deferred revenue
Total deferred revenue	$ 197	$ 192